Line of Credit (Details) $ in Thousands	Jul. 02, 2016 USD ($)
Line of Credit (Details) [Line Items]
Bearing interest rate	8.75%
Nordea Credit Line [Member]
Line of Credit (Details) [Line Items]
Line of credit	$ 84